Condensed Financial Information Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Parent Company Only
Schedule of Condensed Balance Sheets
Community Bancorp. (Parent Company Only)	December 31	December 31
Balance Sheets	2025	2024

Assets

Cash	$1,362,262	$1,068,972
Investment in subsidiary - Community National Bank	125,522,450	110,120,329
Investment in Capital Trust	387,000	387,000
Income taxes receivable	322,829	330,575
Total assets	$127,594,541	$111,906,876

Liabilities and Shareholders' Equity

Liabilities

Junior subordinated debentures	$12,887,000	$12,887,000
Dividends payable	1,020,563	971,671
Total liabilities	13,907,563	13,858,671

Shareholders' Equity

Preferred stock, 1,000,000 shares authorized, 0 shares issued at 12/31/25, 15 shares issued and outstanding at 12/31/24 ($100,000 liquidation value, per share)	0	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,882,266 and 5,809,035 shares issued at 12/31/25 and 12/31/24, respectively (including 15,924 and 21,187 shares issued 2/1/26 and 2/1/25, respectively)	14,705,665	14,522,588
Additional paid-in capital	40,076,561	38,801,755
Retained earnings	73,021,908	61,623,460
Accumulated other comprehensive loss	(9,611,137)	(15,776,821)
Less: treasury stock, at cost; 299,339 shares at 12/31/25 and 210,101 shares at 12/31/24	(4,506,019)	(2,622,777)
Total shareholders' equity	113,686,978	98,048,205

Total liabilities and shareholders' equity	$127,594,541	$111,906,876

Schedule of Condensed Statements of Income
Community Bancorp. (Parent Company Only)	Years Ended December 31
Condensed Statements of Income	2025	2024

Income
Bank subsidiary distributions	$8,946,000	$5,075,000
Dividends on Capital Trust	28,820	32,991
Total income	8,974,820	5,107,991

Expense
Interest on junior subordinated debentures	959,692	1,098,590
Administrative and other	606,412	508,564
Total expense	1,566,104	1,607,154

Income before applicable income tax benefit and equity in undistributed net income of subsidiary	7,408,716	3,500,837
Income tax benefit	322,829	330,575

Income before equity in undistributed net income of subsidiary	7,731,545	3,831,412
Equity in undistributed net income of subsidiary	9,236,436	8,933,038
Net income	$16,967,981	$12,764,450

Schedule of Condensed Statements of Cash Flows
Community Bancorp. (Parent Company Only)	Years Ended December 31
Condensed Statements of Cash Flows	2025	2024

Cash Flows from Operating Activities
Net income	$16,967,981	$12,764,450
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary	(9,236,436)	(8,933,038)
Increase in income taxes receivable	7,745	(6,749)
Net cash provided by operating activities	7,739,290	3,824,663

Cash Flows from Financing Activities
Redemption of preferred stock	(1,500,000)	0
Shares purchased through stock buyback program	(1,883,242)	0
Dividends paid on preferred stock	(96,591)	(125,625)
Dividends paid on common stock	(3,966,167)	(3,711,224)
Net cash used in financing activities	(7,446,000)	(3,836,849)
Net increase (decrease) in cash	293,290	(12,186)

Cash
Beginning	1,068,972	1,081,158
Ending	$1,362,262	$1,068,972

Cash Received for Income Taxes	$330,575	$323,825

Cash Paid for Interest	$959,692	$1,098,590

Dividends paid:
Dividends declared	$5,472,942	$5,213,595
Increase in dividends payable attributable to dividends declared	(48,492)	(62,984)
Dividends reinvested	(1,457,883)	(1,439,387)
	$3,966,167	$3,711,224